Share-based payments (Tables)	12 Months Ended
Dec. 31, 2023
Share-based payments
Summary of Omnibus stock plan

	Number of	Weighted average exercise
	options	price
Outstanding as of January 1, 2021	—	$—
Granted	33,513	$27.00
Exercised	—	—
Cancelled/forfeited	—	—
Outstanding as of December 31, 2021	33,513	$27.00
Granted	—	—
Exercised	—	—
Cancelled/forfeited	—	—
Outstanding as of December 31, 2022	33,513	$27.00
Granted	3,500,000	$12.90
Exercised	—	—
Cancelled/forfeited	(33,513)	$27.00
Outstanding as of December 31, 2023	3,500,000	$12.90

Summary of changes in the number of unvested RSUs

	Number of	Weighted average grant
	RSU shares	date Fair Value
Unvested restricted shares as of January 1, 2021	—	$—
Granted	1,302,599	$17.34
Unvested restricted shares as of December 31, 2021	1,302,599	$17.34
Granted	3,159,725	$14.02
Vested	(373,739)	$17.45
Forfeited	(426,831)	$16.03
Unvested restricted shares as of December 31, 2022	3,661,754	$14.69
Granted	5,162,678	$11.50
Vested	(1,400,697)	$13.51
Forfeited	(866,755)	$13.10
Unvested restricted shares as of December 31, 2023	6,556,980	$12.66

Option To Acquire Class A Shares
Share-based payments
Summary of fair value assumptions and methodology of NHL warrants

Valuation inputs:	2021
Valuation model	Black-Scholes model
Share price at grant date	$27.00
Exercise price	$8.96
Expected volatility (weighted-average)	30%
Expected term (as of September 14, 2021)	0
Risk-free interest rate (based on U.S. government bond)	0.04%

Summary of NHL warrants

Valuation inputs:	October 1, 2023
Valuation model	Black-Scholes model
Share price at grant date[1]	$10.01
Exercise price[2]	$0.01
Expected volatility (average)[3]	46.4%
Expected term[4]	0.25-8	years
Risk-free interest rate (average)[5]	4.79%
1	Closing ordinary share price on Friday, September 29, 2023.
2	Based on contractual terms.
3	Calculated based on comparable companies’ historical volatilities based on industry and size over a time period commensurate with the options’ expected term for each vesting tranche.
4	Options are assumed to be exercised immediately upon entering exercise window.
5	Based on the U.S. Constant Maturity Treasury yield curve equal or approximate to options’ expected term as of the valuation date.

NHL Warrants
Share-based payments
Summary of fair value assumptions and methodology of NHL warrants

Valuation inputs:	2021
Valuation model	Cox-Ross-Rubinstein binominal model
Share price at grant date	$27.00
Exercise price	$23.45
Expected volatility (weighted-average)	30%
Expected term	120	months
Risk-free interest rate (based on U.S. government bond)	1.28%

Summary of NHL warrants

	Number of	Weighted average exercise
	warrants	price
Granted and outstanding as of July 22, 2021	1,353,740	$23.45
Unvested as of December 31, 2021	1,353,740	$23.45
Unvested as of December 31, 2022	1,353,740	$23.45
Unvested as of December 31, 2023	1,353,740	$23.45

NBA Warrants [Member]
Share-based payments
Summary of NHL warrants

	Number of	Weighted average exercise
	warrants	price
Granted and outstanding as of October 1, 2021	9,229,797	$0.01
Vested and exercisable	(1,845,959)	$0.01
Unvested as of December 31, 2021	7,383,838	$0.01
Unvested as of December 31, 2022	7,383,838	$0.01
Vested and exercisable	(230,745)	$0.01
Unvested as of December 31, 2023	7,153,059	$0.01

2021 Plan
Share-based payments
Summary of fair value assumptions and methodology of NHL warrants

Valuation inputs:	2023		2021
Valuation model	Black-Scholes model		Black-Scholes model
Share price at grant date	$12.90		$27.00
Exercise price[1]	$12.90		$27.00
Expected volatility (average)[2]	47.00%		37.33%
Expected term (average)[3]	6.5	years	6.5	years
Expected dividends[4]	—		—
Risk-free interest rate[5]	3.50%		1.03%
1	Based on contractual terms
2	Calculated based on comparable companies’ historical volatilities based on industry and size over a time period commensurate with the options’ expected term
3	Presumed to be the midpoint between the vesting date and the end of the contractual term
4	Assumes a dividend yield of zero as the Company has no plans to declare dividends in the foreseeable future
5	Based on the U.S. Constant Maturity Treasury yield curve equal or approximate to options’ expected term as of the valuation date

Phantom Option Plan
Share-based payments
Summary of Phantom option plan

		Weighted average grant
	Number of	date Fair Value per
	shares	option/share
Outstanding options as of January 1, 2021	3,475	€1,352.74
Granted	68	€4,081.36
Forfeited before IPO-date	(79)	€1,352.74
Conversion to restricted share units	1,199,364	€3.91
Forfeited after the IPO date	(13,706)	€3.91
Vested	(350,174)	€3.91
Unvested restricted shares as of December 31, 2021	835,484	€3.91
Vested	(269,131)	€3.91
Forfeited	(45,302)	€3.91
Unvested restricted shares as of December 31, 2022	521,051	€3.91
Vested	(233,579)	€3.91
Forfeited	(61,268)	€3.91
Unvested restricted shares as of December 31, 2023	226,204	€3.91

Management participation plan
Share-based payments
Summary of Management participation plan

		Weighted average grant
	Number of	date Fair Value per
	shares	option/share
Unvested restricted shares as of January 1, 2022	5,635,029	€759.84
Vested	(1,962,796)	€759.84
Forfeited	(293,583)	€759.84
Unvested restricted shares as of December 31, 2022	3,378,650	€759.84
Vested	(1,905,966)	€759.84
Unvested restricted shares as of December 31, 2023	1,472,684	€759.84